Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
29.	Subsequent Events

Subsequent to the year ended December 31, 2025, the Company:

i.	Implemented a Reverse Stock Split:

On January 12, 2026, the Company implemented a 1-for-5 Reverse Stock Split on its ordinary shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number. All share and per share data in these consolidated financial statements have been retroactively restated to reflect the effect of the reverse stock split

On April 13, 2026, the Company implemented a 1-for-4.5 Reverse Stock Split on its ordinary shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number. All share and per share data in these consolidated financial statements have been retroactively restated to reflect the effect of the reverse stock split
ii.	Issued the following shares:

a.	On January 14, 2026, pursuant to the conversion of September Note (note 16), the Company issued 26,217 common shares at conversion price of $15.26 for an aggregate principal amount of $399,957.

b.	On January 16, 2026, pursuant to the conversion of September Note (note 16), the Company issued 26,217 common shares at conversion price of $15.26 for an aggregate principal amount of $399,957.

c.	On January 23, 2026, pursuant to the final conversion of September Note (note 16), the Company issued 41,208 common shares at conversion price of $15.26 for an aggregate principal amount of $628,642.

iii.	Closed a $7,000,000 Convertible Note Offering:

On January 21, 2026, the Company entered into a Securities Purchase Agreement dated January 20, 2026 (the “January Purchase Agreement”) with certain institutional investors (the “January Investors”) to issue and sell to each of the January Investors a convertible promissory note (each, individually, a “January Note” and collectively, the “January Notes”), for aggregate gross proceeds to the Company of $7.0 million (the “Purchase Price”), before deducting fees to the Placement Agent (as defined below) and other expenses payable by the Company in connection with the offering (the “January Offering”). The closing of the January Offering occurred on January 21, 2026.

The Company intends to use the net proceeds from the sale of the January Notes for (i) marketing purposes of up to $2.3 million, (ii) working capital and general corporate purposes of approximately $2.6 million and (iii) the repayment of certain indebtedness of up to $2.1 million.

Univest Securities, LLC (the “Placement Agent”) acted as placement agent for the January Offering.

The maturity date of each January Note is the 12-month anniversary of the issuance date of such January Note, and is the date upon which the principal amount, as well as any other fees, shall be due and payable. The January Notes bear interest at a rate of 10% per annum.

Each January Investor has the right, at any time, to convert all or any portion of the then outstanding and unpaid principal amount and interest if any (including any costs, fees, and charges) into the Company’s Common Shares, at a conversion price (the “Conversion Price”) equal to the lower of (i) $5.715 per share (the “Initial Conversion Price”), (ii) 85% of the VWAP (as defined in the January Notes) of the Common Shares during the five consecutive Trading Day (as defined in the January Notes) period ending and including the Trading Day immediately preceding the delivery of the Conversion Notice (as defined in the January Notes); or (iii) 85% of the Closing Sale Price (as defined in the January Notes) on the Trading Day prior to the Conversion Notice being submitted; provided, however, that in no event shall the Conversion Price equal a price per share that is less than $1.143.

In addition, the Company entered into an engagement letter, as amended (the Engagement Letter”) with the Placement Agent, pursuant to which the Placement Agent agreed to serve as the placement agent for the issuance and sale of securities of the Company. As compensation for such placement agent services, the Company has agreed to pay the Placement Agent an aggregate cash fee equal to 1.0% of the gross proceeds received by the Company from the January Offering. Accordingly, the Company intends to pay the Placement Agent $70,000 in cash fees in relation to the January Offering at the closing.